Note 2 - Business Combinations - Contractually Required Principal and Interest Cash Payments (Details) - USD ($)	May 01, 2019	Oct. 22, 2018
Planters First Bank, Albany Georgia Branch [Member]
Contractually required principal and interest		$ 20,749,000
Cash flows expected to be collected		20,749,000
Nonaccretable difference		319,000
Fair value of acquired loans at acquisition date		20,430,000
Non-accretable Difference		(319,000)
Cash Flows Expected to be Collected		20,749,000
Total Purchased Credit-Impaired Loans Acquired		$ 20,430,000
LBC Bancshares, Inc [Member]
Contractually required principal and interest	$ 695,000
Cash flows expected to be collected	176,000
Nonaccretable difference	519,000
Fair value of acquired loans at acquisition date	176,000
Non-accretable Difference	(519,000)
Cash Flows Expected to be Collected	176,000
Accretable Yield
Total Purchased Credit-Impaired Loans Acquired	$ 176,000